General Information, Reorganization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information Reorganization And Basis Of Presentation [Abstract]
Summary of Direct or Indirect Interests in Principal Subsidiaries
As of December 31, 2023, the Company had direct or indirect interests in the following principal subsidiaries:

Company name	Principal activities	Place and date of incorporation	Attributable equity interest to the Group
Directly Held:
Connect Biopharma HongKong Limited (“Connect HK”)	Investment holding	Hong Kong/December 1, 2015	100%
Indirectly held:
Connect Biopharm LLC (“Connect US”)	Pharmaceutical R&D	San Diego, United States of America/January 24, 2012	100%
Connect Biopharma Australia PTY LTD (“Connect AU”)	Pharmaceutical R&D	Prahran, Australia/July 18, 2014	100%
Suzhou Connect Biopharma Co., Ltd. (“Connect SZ”)	Pharmaceutical R&D	Suzhou, PRC/May 2, 2012	100%
Connect Biopharma (Shanghai) Co., Ltd ("Connect SH")	Pharmaceutical R&D	Shanghai, PRC/October 23, 2015	100%
Connect Biopharma (Beijing) Co., Ltd ("Connect BJ")	Pharmaceutical R&D	Beijing, PRC/July 9, 2019	100%
Connect Biopharma (Shenzhen) Co., Ltd ("Connect SHZ")	Pharmaceutical R&D	Shenzhen, PRC/November 15, 2021	100%